WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 53.9%
COMMUNICATION SERVICES - 5.2%
Entertainment - 1.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,390,000	$1,289,009	(a)(b)

Wireless Telecommunication Services - 4.1%
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	747,000	801,606	(a)(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	917,099	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,929,500	(b)

Total Wireless Telecommunication Services				4,648,205

TOTAL COMMUNICATION SERVICES				5,937,214

CONSUMER DISCRETIONARY - 13.7%
Distributors - 0.7%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	750,000	823,474	(a)(c)

Hotels, Restaurants & Leisure - 12.6%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	3,510,000	2,803,244	(a)(b)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	3,290,000	2,871,068	(a)(b)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	910,000	478,887	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	3,478,752	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	3,000,000	2,860,935	(a)(b)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	1,900,000	1,854,514	(a)(b)

Total Hotels, Restaurants & Leisure				14,347,400

Household Durables - 0.4%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	350,000	374,937	(a)

TOTAL CONSUMER DISCRETIONARY				15,545,811

ENERGY - 15.2%
Oil, Gas & Consumable Fuels - 15.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000	1,701,649	(a)(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,650,000	2,932,994	(a)(b)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	580,000	581,264
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,200,000	1,209,486	(a)(b)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	2,050,000		$2,030,433	(a)(b)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	2,530,000		2,081,924	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,088,000		817,600	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,017,000		380,154	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	800,000		156,500	(b)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	3,470,000		1,329,409	(a)(b)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,000,000		2,629,695	(a)(b)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	3,800,000	CAD	1,461,048	(a)

TOTAL ENERGY					17,312,156

FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,060,000		1,153,868	(a)

HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 3.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	3,554,000		3,564,662	(a)(b)

Health Care Providers & Services - 4.5%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,050,000		1,001,327	(a)(b)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	450,000		460,985	(a)(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	2,000,000		2,055,000	(a)(b)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,500,000		1,601,902	(a)

Total Health Care Providers & Services					5,119,214

Pharmaceuticals - 1.4%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	134,000		134,105	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	280,000		289,380	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,010,000		1,117,262	(a)(b)

Total Pharmaceuticals					1,540,747

TOTAL HEALTH CARE					10,224,623

INDUSTRIALS - 4.7%
Commercial Services & Supplies - 2.9%
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	342,000		363,738	(a)(b)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	414,000		464,763	(a)(b)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	320,000		340,189	(a)(b)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	2,090,000		2,127,421	(a)(b)

Total Commercial Services & Supplies					3,296,111

See Notes to Schedule of Investments.

2	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 1.8%
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,978,824	$2,003,559	(b)

TOTAL INDUSTRIALS				5,299,670

INFORMATION TECHNOLOGY - 0.0%††
Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	3,804,486	57,067	(a)(c)(d)(e)

MATERIALS - 0.7%
Metals & Mining - 0.0%††
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,790,000	24,613	*(a)(b)(f)

Paper & Forest Products - 0.7%
Mercer International Inc., Senior Notes	7.375%	1/15/25	720,000	727,200	(b)

TOTAL MATERIALS				751,813

REAL ESTATE - 4.4%
Real Estate Management & Development - 4.4%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	3,030,000	2,937,237	(a)(b)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	2,000,000	2,010,000	(b)

TOTAL REAL ESTATE				4,947,237

TOTAL CORPORATE BONDS & NOTES (Cost - $76,054,052)				61,229,459

SENIOR LOANS - 45.3%
COMMUNICATION SERVICES - 2.1%
Entertainment - 1.3%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.808%	2/10/27	1,496,014	1,454,873	(g)(h)(i)

Media - 0.8%
AppLovin Corp., Third Amendment New Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	8/15/25	997,500	991,266	(e)(g)(h)(i)

TOTAL COMMUNICATION SERVICES				2,446,139

CONSUMER DISCRETIONARY - 6.4%
Commercial Services & Supplies - 1.5%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	8/25/25	1,974,825	1,683,538	(g)(h)(i)

Hotels, Restaurants & Leisure - 2.8%
Affinity Gaming LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	9.250%	1/31/25	3,990,000	3,192,000	(e)(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 2.1%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	6.750%	6/16/25	1,797,415	$720,463	(g)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan (3 mo. USD LIBOR + 6.000%)	6.245%	6/19/26	1,932,523	1,734,440	(g)(h)(i)

Total Specialty Retail				2,454,903

TOTAL CONSUMER DISCRETIONARY				7,330,441

CONSUMER STAPLES - 5.2%
Food Products - 5.2%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.925%	10/1/26	2,720,000	2,631,600	(e)(g)(h)(i)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 10.000%)	11.000%	7/5/21	4,000,000	3,280,000	(g)(h)(i)

TOTAL CONSUMER STAPLES				5,911,600

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,500,000	750,000	*(f)(g)(h)(i)

FINANCIALS - 4.2%
Insurance - 4.2%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	5.760%	8/15/25	3,193,875	2,762,702	(e)(g)(h)(i)
AmeriLife Holdings LLC, Delayed Draw Term Loan A	—	3/18/27	232,955	228,295	(e)(j)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.171%	3/18/27	1,817,045	1,780,705	(e)(g)(h)(i)

TOTAL FINANCIALS				4,771,702

HEALTH CARE - 11.9%
Health Care Equipment & Supplies - 0.7%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.500%	4/22/24	986,334	795,584	(g)(h)(i)

Health Care Providers & Services - 10.0%
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.188%	1/4/26	376,264	367,798	(e)(g)(h)(i)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	359,459	330,103	(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	1,536,689	1,411,192	(g)(h)(i)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	8.558%	2/4/28	2,050,000	1,882,583	(g)(h)(i)

See Notes to Schedule of Investments.

4	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
Health Care Providers & Services - (continued)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	6/14/24	2,014,775	$1,873,741	(e)(g)(h)(i)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	1,480,000	1,460,047	(g)(h)(i)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.661%	8/6/26	1,990,000	1,985,439	(g)(h)(i)
Radnet Management Inc., First Lien Term Loan B1 (6 mo. USD LIBOR + 3.750%)	4.750%	6/30/23	2,088,740	2,057,408	(e)(g)(h)(i)

Total Health Care Providers & Services				11,368,311

Pharmaceuticals - 1.2%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.250%)	6.411%	2/13/26	1,350,000	1,309,500	(g)(h)(i)

TOTAL HEALTH CARE				13,473,395

INDUSTRIALS - 0.6%
Building Products - 0.6%
ACProducts Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 6.500%)	7.500%	8/18/25	675,750	671,104	(g)(h)(i)

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.8%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.411%	4/4/26	2,039,724	2,001,798	(g)(h)(i)

IT Services - 7.0%
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	7.911%	2/13/26	3,470,984	3,158,595	(g)(h)(i)
Datto Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.411%	4/2/26	1,950,300	1,944,816	(g)(h)(i)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	4.520%	4/26/24	2,942,782	2,891,283	(e)(g)(h)(i)

Total IT Services				7,994,694

Software - 1.8%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.161%	10/16/26	2,024,925	2,000,245	(g)(h)(i)

TOTAL INFORMATION TECHNOLOGY				11,996,737

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	1,803,750	1,778,949	(g)(h)(i)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 2.1%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/10/24	670,000	$663,367	(d)(e)(j)
Coastal Construction Products LLC, Term Loan B (6 mo. USD LIBOR + 5.125%)	6.125%	9/4/24	1,704,720	1,687,843	(d)(e)(g)(h)(i)

Total Real Estate Management & Development				2,351,210

TOTAL REAL ESTATE				4,130,159

TOTAL SENIOR LOANS (Cost - $56,451,305)				51,481,277

			SHARES
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.6%
B Riley Financial Inc. (Cost - $693,375)	6.875%		27,735	665,917	(b)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.5%
Option Care Health Inc. (Cost - $94,112)		6/29/27	65,920	579,503	*(d)(e)

			SHARES
COMMON STOCKS - 0.3%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Montage Resources Corp.			52,079	223,419	*

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Option Care Health Inc.			14,761	173,887	*

TOTAL COMMON STOCKS (Cost - $2,226,091)				397,306

TOTAL INVESTMENTS - 100.6% (Cost - $135,518,935)				114,353,462

Liabilities in Excess of Other Assets - (0.6)%				(710,644)

TOTAL NET ASSETS - 100.0%				$113,642,818

See Notes to Schedule of Investments.

6	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	The coupon payment on these securities is currently in default as of July 31, 2020.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	All or a portion of this loan is unfunded as of July 31, 2020. The interest rate for fully unfunded term loans is to be determined.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

8

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

9

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	—	$57,067	$57,067
Other Corporate Bonds & Notes	—	$61,172,392	—	61,172,392
Senior Loans:
Communication Services	—	1,454,873	991,266	2,446,139
Consumer Discretionary	—	4,138,441	3,192,000	7,330,441
Consumer Staples	—	3,280,000	2,631,600	5,911,600
Financials	—	—	4,771,702	4,771,702
Health Care	—	9,174,448	4,298,947	13,473,395
Information Technology	—	9,105,454	2,891,283	11,996,737
Real Estate	—	1,778,949	2,351,210	4,130,159
Other Senior Loans	—	1,421,104	—	1,421,104
Preferred Stocks	$665,917	—	—	665,917
Warrants	—	—	579,503	579,503
Common Stocks	397,306	—	—	397,306

Total Investments	$1,063,223	$91,525,661	$21,764,578	$114,353,462

†	See Schedule of Investments for additional detailed categorizations.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Information Technology	$54,480	$2,159	—	$(172,090)	$172,518
Senior Loans:
Communication Services	1,327,500	226	$18	131,115	—
Consumer Discretionary	5,248,823	6,676	(14,732)	577,811	—
Consumer Staples	—	—	—	—	—
Financials	2,788,796	501	82	(5,802)	—
Health Care	2,826,067	2,693	25,478	(9,667)	—
Information Technology	3,054,466	58	—	104,072	—
Real Estate	2,440,011	1,060	1,474	115,968	—
Utilities	2,690,153	(13,574)	(184,677)	240,648	64,318
Warrants	621,494	—	—	(41,991)	—
Common Stocks:
Utilities	1,965,810	—	(196,352)	36,344	—

Total	$23,017,600	$(201)	$(368,709)	$976,408	$236,836

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2020[1]
Corporate Bonds & Notes:
Information Technology	—	—	—	$57,067	$(172,090)
Senior Loans:
Communication Services	$(3,986)	$991,266	$(1,454,873)	991,266	—
Consumer Discretionary	(943,040)	—	(1,683,538)	3,192,000	595,694
Consumer Staples	—	2,631,600	—	2,631,600	—

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Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2020[1]
Financials	$(20,875)	$2,009,000	—	$4,771,702	$(5,802)
Health Care	(603,032)	2,057,408	—	4,298,947	(9,667)
Information Technology	—	2,891,283	$(3,158,596)	2,891,283	—
Real Estate	(207,303)	—	—	2,351,210	115,968
Utilities	(2,796,868)	—	—	—	—
Warrants	—	—	—	579,503	(41,991)
Common Stocks:
Utilities	(1,805,802)	—	—	—	—

Total	$(6,380,906)	$10,580,557	$(6,297,007)	$21,764,578	$482,112

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/20 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Average	Impact to Valuation from an Increase in Input*
Senior Loans	$2,374	Market Approach	Yield to Maturity	.967% - 7.277% range 3.485% average	Decrease
			Transaction Spread	3.208%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

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